Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Non-Vested Restricted Share Activity

A summary of non-vested restricted share activity during the years ended December 31, 2014, 2015 and 2016 is presented below:

Number of shares
Outstanding as of January 1, 2014	58,187,500
Granted	—
Modification	19,736,705
Vested	(20,673,449)

Outstanding as of December 31, 2014	57,250,756
Granted	—
Forfeited	—
Vested	(28,625,378)

Outstanding as of December 31, 2015	28,625,378
Granted	—
Forfeited	—
Vested	(28,625,378)

Outstanding as of December 31, 2016	—

Summary of Restricted Share Units Granted

The following table summarizes information regarding the share units granted:

Number of shares
Outstanding as of January 1, 2015	40,001
Granted	—
Forfeited	—
Vested	(40,001)

Outstanding as of December 31, 2015	—
Granted	200,000
Forfeited	—
Vested	(50,000)

Outstanding as of December 31, 2016	150,000

Company Share Incentive Plan [Member]
Summary of Option Activity

The following table summarizes the option activity for the year ended December 31, 2016:

	Number of options	Weighted average exercise price per option	Weighted average remaining contractual life (years)	Aggregated intrinsic value
Outstanding, December 31, 2015	31,084,006	$0.0767	8.14	$246,597

Granted	7,577,122	$0.0002
Exercised	(5,147,032)	$0.0618
Forfeited/cancel	(1,907,630)	$0.0226

Outstanding, December 31, 2016	31,606,466	$0.0641	7.63	288,439

Exercisable at December 31, 2016	15,313,350	$0.0924	6.76	$139,314

Schedule of Assumptions Used to Estimate Fair Value of Stock Options Granted

The fair value of options granted was estimated on the date of grant using the binomial tree pricing model before the Company completed its IPO and the Black-Sholes pricing model after the Company completed its IPO, respectively, with the following assumptions used for grants during the applicable periods:

	Risk-free interest rate of return	Contractual term	Volatility	Dividend yield	Exercise price
2012	2.31%	10 years	61.7%	—	$0.0327
2013	3.09%	10 years	54.4%	—	$0.1404
2014	2.44%~3.25%	10 years	53.7%~57.5%	—	$0.0002~$0.1404
2015	2.15%~2.19%	10 years	55.3%~55.7%	—	$0.0002
2016	1.75%~2.70%	10 years	52.5%~55.3%	—	$0.0002

Momo BVI Share Incentive Plan [Member]
Summary of Option Activity

The following table summarizes the option activity for the year ended December 31, 2016:

	Number of options	Weighted average exercise price per option	Weighted average remaining contractual life (years)	Aggregated intrinsic value
Outstanding , December 31, 2015	10,200,000	$0.1080	9.26	$20

Granted	—	—
Exercised	—	—
Forfeited	(2,200,000)	$0.1055

Outstanding at end of period	8,000,000	$0.1088	8.19	$10

Exercisable at December 31, 2016	3,458,333	$0.1086	8.13	$5

Schedule of Assumptions Used to Estimate Fair Value of Stock Options Granted

The fair value of options granted was estimated on the date of grant using the Black-Sholes pricing model with the following assumptions used for grants during the applicable periods:

	Risk-free interest rate of return	Contractual term	Volatility	Dividend yield	Exercise price
2015	1.55%~1.82%	10 years	55.3%~57.2%	—	$0.10~$0.11